Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations

	Charter-in Vessels, barges and pushboats in operation	Charter-in vessels to be delivered
September 30, 2019	$116,882	$6,674
September 30, 2020	104,591	15,226
September 30, 2021	76,120	17,080
September 30, 2022	48,112	16,883
September 30, 2023	37,640	16,463
September 30, 2024 and thereafter	50,350	49,683

Total	$433,695	$122,009